SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Revenue Recognition (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Details
REVENUE:	$ 0	$ 0	$ 20,000	$ 0	$ 0	$ 0